Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Sep. 30, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities	Accounts payable and accrued liabilities primarily consist of the following:
	September 30, 2023	September 30, 2022
	US$	US$
Accounts payable	210,100	91,083
Student refundable deposits	1,407,121	1,614,219
Accrued commission expenses	269,621	159,945
Other payables	234,209	255,413
Total	2,121,051	2,120,660